Net Loss per Share (Details) - Schedule of Net Loss Per Share (Parentheticals) - $ / shares	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Net Loss Per Share [Abstract]
Diluted	$ (0.04)	$ (0.02)